Loans and Financing - Schedule of Debt Covenant Restrictions (Details)	12 Months Ended
Dec. 31, 2025
JBS USA Revolving Credit Facility [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Issuer: -JBS N.V.; -JBS USA Food Company Holdings; -JBS Australia Pty. Ltd.; -JBS Food Canada ULC. . Guarantors: The Issuers
Covenants / Guarantees	Usual and customary for investment grade facilities of this type and subject to customary exceptions, but limited to: (i) incurrence of “priority debt”, (ii) liens; (iii) fundamental changes, (iv) sale lease-backs, (v) sales of all or substantially all of the assets of the Borrowers and their subsidiaries, (vi) changes in line of business and (vii) changes in fiscal year. The credit agreement also requires compliance with a minimum interest coverage ratio of 3.0:1.0 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all US assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the Revolving Credit Facility shall be limited to collateral coverage and there shall be limitations on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.
Events of default	The facility contains customary events of default. (1)
Notes 2.50% JBS Lux 2027 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Issuer: -JBS N.V.; -JBS USA Food Company Holdings; -JBS Australia Pty. Ltd.; -JBS Food Canada ULC.
Covenants / Guarantees	These notes contain restrictive covenants applicable to the Group including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.
Events of default	The notes customary events of default.(1)
Notes 5,13% JBS Lux 2028 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Issuer: -Pilgrim’s Pride Corporation. Guarantor: -Pilgrim’s Pride Corporation of West Virginia, Inc.;
Covenants / Guarantees	All notes issued constitute senior unsecured obligations and share a common contractual structure. Interest is payable on a semiannual basis, and the notes bear fixed coupon rates that remain in effect until their respective maturities, unless subject to a step-up mechanism linked to sustainability targets. In general, the notes provide for optional early redemption at the issuer’s discretion, typically subject to the payment of a make-whole premium or, in the case of longer-dated series, pursuant to customary call option provisions. These notes contain restrictive covenants applicable to the Issuer and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.
Events of default	The notes customary events of default.(1)
PPC Revolving Credit Facility [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: -Pilgrim’s Pride Corporation; -To-Ricos Ltd.; -To-Ricos Distribution, LTD.
Covenants / Guarantees	On October 4, 2023, PPC and certain of its subsidiaries entered into an unsecured Revolving Credit Agreement with CoBank, ACB as administrative agent and other involved lenders that replaced the 2021 U.S. Credit Facility. The credit agreement increased its availability under the revolving loan commitment from US$800.0 million to US$850.0 million, in addition to changes to clauses and the extension of the maturity date from August 2026 to October 2028. The RCF (Revolving Credit Facility) also requires compliance with a minimum interest coverage ratio of 3.50:1.00 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all U.S. assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the RCF shall be limited to collateral coverage, may be subject to a minimum fixed charge coverage ratio if utilization is above 80% and there shall be limitation on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions, and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.
Events of default	The facility also contains customary events of default. (1)
Moy Park Holdings (Europe) Limited Revolving Credit Facility [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: -Moy Park Limited; -Pilgrim’s Pride Limited; -Pilgrim’s Food Masters UK Limited; - Pilgrim’s Food Masters Ireland Limited; - Pilgrim’s Shared Services Limited. Guarantors: - Moy Park Limited; - Moy Park Holidings (Europe) Limited; - Consumer Foods Van Sales Limited; - Onix Investments UK Limited; - Rollover Limited; - Oakhouse Limited; - Attleborough Foods Limited; - Noon Products Limited; - Spurway Foods Limited; - Pilgrim’s Pride Limited.
Covenants / Guarantees	The RCF requires compliance with a minimum interest coverage ratio of 3.00:1.00 and Leverage ratio shall not exceed 3.00:1.00 as applicable to borrowers. Customary covenants that may limit Moy Park Holdings (Europe) Limited ability and the ability of Borrowers or Guarantors to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the company; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default. (1)
Primo ANZ credit facility [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: - Primo Foods Pty Ltd. Guarantors: - Industry Park Pty Ltd; -Primo Foods Pty Ltd; -Australian Consolidated Food Holdings Pty Limited; -Australian Consolidated Food Investments Pty Limited; -Primo Group Holdings Pty Limited; -Primo Meats Pty Ltd; -Hans Continental Smallgoods Pty Ltd; -P& H Investments 1 Pty Ltd; -Hunter Valley Quality Meats Pty Limited; -Seven Point Pork Pty Ltd; -P&H Investments 2 Pty Ltd; -Primo Retail Pty Ltd; -Primo Meats Admin Pty Ltd; -Premier Beehive Holdco Pty Ltd; -Premier Beehive NZ.
Covenants / Guarantees	Customary covenants that may limit Primo’s ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default. (1)
Huon credit facility [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: Huon Aquaculture Group Limited Guarantors: -Industry Park Pty Ltd; -Huon Aquaculture Group Limited; -Huon Aquaculture Company Pty Ltd; -Springs Smoked Seafoods Pty Ltd; -Springfield Hatcheries Pty Ltd; -Huon Ocean Trout Pty Ltd; -Meadow Bank Hatchery Pty Ltd; -Morrison’s Seafood Pty Ltd; -Southern Ocean Trout Pty Ltd; -Huon Shellfish Co Pty Ltd; -Spring Smoked Salmon Pty Ltd; -Huon Salmon Pty Ltd; -Huon Smoked Salmon Pty Ltd; -Huon Smoked Seafoods Pty Ltd; -Huon Seafoods Pty Ltd; -Huon Tasmanian Salmon Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit Huon’s ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default. (1)
Credit facility JBS Australia & Rivalea [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: -JBS Australia Pty Limited; -Rivalea (Australia) Pty Ltd. Guarantors: -JBS Australia Pty Limited; -Diamond Valley Pork Pty Ltd; -Oxdale Dairy Enterprise Pty Ltd; -Rivalea (Australia) Pty Ltd; Industry Park Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit JBS Australia´s and Rivalea’s ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default. (1)
Credit facility [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: -Andrews Meat Industries Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit JBS AMI ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default. (1)
Credit facility one [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: -White Stripe Foods Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit JBS WSF ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group.
Events of default	The facility also contains customary events of default. (1)
Credit facility Mexico [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: Pilgrim’s Pride, S. de R.L. de C.V. Guarantors: Avícola Pilgrim’s Pride de México, S.A. de C.V.
Covenants / Guarantees	Customary covenants that may limit the Borrower´s ability to realize new investments and be a guarantor for third party loans, change the general nature of the core business of the company or line of business and initiate the liquidation process. These limitations are subject to certain exceptions, which may be material
Events of default	The facility also contains customary events of default. (1)
Commercial Paper [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Issuer: - JBS N.V.; - JBS USA Food Company Holdings (JBS USA); - JBS USA Foods Group Holdings, Inc. (JBS USA).
Covenants / Guarantees	On December 10, 2024, the Group began issuing commercial paper allowing us to borrow funds for up to 397 days at competitive interest rates which vary based on the term of the notes. As of December 31, 2024, outstanding borrowings were $202.1 million, net of the related discount on issuance. The weighted average interest rate on the commercial paper outstanding was 5.1% with maturities of less than 30 days.
Events of default	The facility also contains customary events of default. (1)
8,9,10 and 11 issuance of debentures CRA [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: JBS S.A
Covenants / Guarantees	Standard contractual restrictions that may limit the Group’s ability, among other things, to: -create liens; -sell or transfer to third parties all or substantially all assets; -carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties; -pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture
Events of default	The facility contains customary events of default. (1)
1,2,3 Receivables Certificate (CRA) [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: Seara Alimentos Ltda. Guarantors: JBS S.A
Covenants / Guarantees	Standard contractual restrictions that may limit the Group’s ability, among other things, to: -create liens; -sell or transfer to third parties all or substantially all assets; -carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties; -pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture
Events of default	The facility contains customary events of default. (1)
4 Receivables Certificate (CRA) [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Issuer and guarantors	Borrowers: Seara Alimentos Ltda. Guarantors: JBS S.A JBS N.V.
Covenants / Guarantees	Standard contractual restrictions that may limit the Group's ability, among other things, to: -create liens; -sell or transfer to third parties all or substantially all assets; -carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties; -pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture
Events of default	The facility contains customary events of default. (1)